Non-Controlling Interests (Tables)	6 Months Ended
Jun. 30, 2025
Non-Controlling Interests [Abstract]
Schedule of Balance of Non-Controlling Interest

As of December 31, 2024 and June 30, 2025, the balance of non-controlling interest is as following.

Entity	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
TYPHK	(169,385)	(174,100)	(24,320)
JYD YCKJ	(12,513,131)	(12,696,570)	(1,773,611)
JYD RHTD	1,188,534	2,041,147	285,132
JNT	(156,621)	(88,568)	(12,372)
Ezhou GJHY	-	(46,166)	(6,449)
FASTFLY	15,735	13,797	1,927
HYTX	(18,457)	-	-
YFB	(762,237)	748,505	104,560
Total	(10,891,088)	(10,201,955)	(1,425,133)